INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Gross	$ 24,607	$ 24,607
Finite-Lived Intangible Assets, Accumulated amortization	23,354	22,607
Finite-Lived Intangible Assets, Net	$ 1,253	2,000
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months
Acquired technology and license [Member]
Finite-Lived Intangible Assets, Gross	$ 19,857	19,857
Finite-Lived Intangible Assets, Accumulated amortization	$ 18,655	18,008
Acquired technology and license [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Acquired technology and license [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Customer Relationship [Member]
Finite-Lived Intangible Assets, Gross	$ 4,750	4,750
Finite-Lived Intangible Assets, Accumulated amortization	$ 4,699	$ 4,599
Customer Relationship [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	9 years
Customer Relationship [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	4 years 6 months